Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net loss	$ (171,660)	$ (191,082)	$ (83,775)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	81,471	99,823	114,845
Amortization of deferred charges	627	542	543
Amortization of debt discount	1,629	1,820	0
Contingent rental expense (income)	4,237	(8,726)	0
Debt conversion expense	41,067	12,654	0
Loss from de-consolidation of subsidiaries	12,415	0	0
Gain from sale of assets (including securities)	(24,620)	(22,711)	(16,813)
Equity (gains) losses of unconsolidated subsidiaries and associated companies, net of dividends received	(3,866)	(13,539)	4
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	1,847	13,539	(4)
Impairment losses on vessels	97,709	103,724	32,042
Unrealized foreign exchange loss (gain)	113	20	(3)
Gain on repurchase of convertible bond debt	(1,486)	0	(4,600)
Provision for doubtful debts	68	55	5,370
Other, net	(1,375)	(529)	168
Changes in operating assets and liabilities:
Trade accounts receivable	(12,462)	11,820	13,557
Other receivables	(623)	(567)	(816)
Inventories	10,736	8,809	(20,107)
Voyages in progress	5,739	7,985	(29,648)
Prepaid expenses and accrued income	(473)	449	1,430
Trade accounts payable	(10,204)	7,327	1,819
Accrued expenses	(1,733)	(11,058)	(6,632)
Deferred charter revenue and other current liabilities	(37)	(4,844)	(548)
Related party balances	26,241	(48,839)	58,397
Other, net	(119)	4,183	3,341
Net cash provided by (used in) operating activities	55,413	(42,684)	68,574
Investing activities
Change in restricted cash	8,396	19,143	13,060
Additions to newbuildings, vessels and equipment	(44,990)	(2,504)	(14,503)
Proceeds from sale of vessels and equipment	53,087	0	10,174
Loans from (to) associated companies	0	250	(250)
Investment in associated companies	0	(6,001)	(13,298)
Proceeds from sale of investment in associated companies	0	242	0
Receipts from finance leases and loans receivable	2,555	2,156	1,824
Impact of re-consolidation of subsidiaries	638	0	0
Proceeds from sale of shares in subsidiaries	49	0	0
Net cash provided by (used in) investing activities	19,735	13,286	(2,993)
Financing activities
Net proceeds from issuance of shares	52,934	4,802	0
Proceeds from long-term debt	30,000	19,798	0
Repayments of long-term debt, convertible bond buy backs and cash payments of debt conversion	(90,612)	(23,781)	(24,921)
Payment of obligations under finance leases	(39,918)	(50,345)	(64,068)
Lease termination (payments) receipts, net	(10,500)	(4,518)	445
Payment of related party loan note	(6,103)	(402)	0
Debt fees paid	(628)	0	0
Net cash used in financing activities	(64,827)	(54,446)	(88,544)
Net change in cash and cash equivalents	10,321	(83,844)	(22,963)
Cash and cash equivalents at beginning of year	53,759	137,603	160,566
Cash and cash equivalents at end of year	64,080	53,759	137,603
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	76,614	91,120	98,991
Income taxes paid	$ 370	$ 493	$ 518